PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Product Warranty
Movements of provisions for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Year Ended December 31
	2025	2024	2023
Balance as of January 1	$5,659	$6,506	$8,050
Additional provisions recognized	2,950	5,193	3,209
Unused provisions reversed	(1,654)	—	(62)
Provisions used	(1,903)	(5,620)	(4,684)
Exchange differences on translation	205	(420)	(7)
Balance as of December 31	$5,257	$5,659	$6,506